Earnings Per Share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders in computing basic and diluted earnings per share | ¥		¥ 4,312,213	¥ 5,674,145	¥ 4,383,025
Shares (Denominator):
Weight average ordinary shares outstanding-basic		796,097,532	784,007,583	751,814,077
Shares for option				19,376
Shares for Ordinary Share Units and restricted share units		49,972	323,537	839,503
Weight average ordinary shares outstanding-diluted		796,147,504	784,331,120	752,672,956
Earnings per share-basic | (per share)	$ 0.83	¥ 5.42	¥ 7.24	¥ 5.83
Earnings per share-diluted | (per share)	$ 0.83	¥ 5.42	¥ 7.23	¥ 5.82
Zto Es Holding Limited ("ZTO ES")
Shares (Denominator):
Anti-dilutive securities excluded from the calculation of diluted net loss per share		7,447,313	8,485,046	9,682,255